Schedule of property, plant and equipment (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	$ 68,648
As at December 31, 2024	62,310	$ 68,648
Office equipement furniture and fittings [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	46,366
As at December 31, 2024	42,464	46,366
Renovation [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	10,366
As at December 31, 2024	9,502	10,366
System design and development [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	11,916
As at December 31, 2024	10,344	11,916
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	94,449	59,415
Additions	2,458	60,854
Write off		(23,133)
Effect of changes in exchange rate	2,564	(2,687)
As at December 31, 2024	99,471	94,449
Gross carrying amount [member] | Office equipement furniture and fittings [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	62,002	29,785
Additions	2,458	49,167
Write off		(15,513)
Effect of changes in exchange rate	1,700	(1,437)
As at December 31, 2024	66,160	62,002
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	11,106	7,117
Additions		11,174
Write off		(6,864)
Effect of changes in exchange rate	296	(321)
As at December 31, 2024	11,402	11,106
Gross carrying amount [member] | System design and development [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	21,341	22,513
Additions		513
Write off		(756)
Effect of changes in exchange rate	568	(929)
As at December 31, 2024	21,909	21,341
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	25,801	37,541
Write off		(18,467)
Effect of changes in exchange rate	930	(1,490)
Charge for the financial year	10,430	8,217
As at December 31, 2024	37,161	25,801
Accumulated depreciation amortisation [member] | Office equipement furniture and fittings [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	15,636	24,866
Write off		(13,566)
Effect of changes in exchange rate	590	(978)
Charge for the financial year	7,470	5,314
As at December 31, 2024	23,696	15,636
Accumulated depreciation amortisation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	740	4,336
Write off		(4,411)
Effect of changes in exchange rate	46	(159)
Charge for the financial year	1,114	974
As at December 31, 2024	1,900	740
Accumulated depreciation amortisation [member] | System design and development [member]
IfrsStatementLineItems [Line Items]
As at December 31, 2023/January 1, 2024	9,425	8,339
Write off		(490)
Effect of changes in exchange rate	294	(353)
Charge for the financial year	1,846	1,929
As at December 31, 2024	$ 11,565	$ 9,425